UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 510 Madison Avenue
         New York, NY  10022

13F File Number:  028-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Chief Compliance Officer
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

 /s/     Ralph Stuto     New York, NY/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $1,616,287 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103   102573  2191739 SH       SOLE                  1704849        0   486890
COACH INC                      COM              189754104    57237   937693 SH       SOLE                   734403        0   203290
CROSSTEX ENERGY L P            COM              22765U102      998    61500 SH       SOLE                    61500        0        0
CROWN HOLDINGS INC             COM              228368106   169751  5055133 SH       SOLE                  3928728        0  1126405
DUN & BRADSTREET CORP DEL NE   COM              26483E100   104859  1401300 SH       SOLE                  1087895        0   313405
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   179727  2090576 SH       SOLE                  1612091        0   478485
LOCKHEED MARTIN CORP           COM              539830109   175081  2164169 SH       SOLE                  1681289        0   482880
TEMPUR PEDIC INTL INC          COM              88023U101   272266  5183058 SH       SOLE                  4117008        0  1066050
TIME WARNER CABLE INC          COM              88732J207   236527  3720738 SH       SOLE                  2933868        0   786870
US BANCORP DEL                 COM NEW          902973304   160638  5938568 SH       SOLE                  4611783        0  1326785
WESTERN UN CO                  COM              959802109   156630  8577761 SH       SOLE                  6678431        0  1899330